NVIT Blueprint Balanced Fund Investment Strategy - NVIT Blueprint Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust and unaffiliated exchange-traded funds (“ETFs”) (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Some Underlying Funds use futures, forwards, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, to take short positions in certain securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, most of the Underlying Funds in which the Fund invests are diversified. The Fund pursues its objective for a high level of total return through investments in both equity and fixed income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the investment adviser believes offer opportunities for capital growth, and fixed-income securities, such as bonds (including mortgage-backed and asset-backed securities, and high-yield bonds, which are commonly known as “junk” bonds), in order to generate investment income. Under normal conditions, the Balanced Fund invests at least 25% of its net assets in senior fixed-income securities. Consistent with this investment strategy, as of February 27, 2026, the Fund allocated approximately 50% of its net assets in bonds, 43% in U.S. stocks and 7% in international (including emerging market) stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.